Annual Operating Expenses {- Fidelity® Series Real Estate Income Fund} - 07.31 Fidelity Series Real Estate Income Fund Series PRO-06 - Fidelity® Series Real Estate Income Fund - Fidelity Series Real Estate Income Fund-Default
Sep. 29, 2020
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none